Non-current Bank Credit Lines and Loan Facilities - Schedule of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jul. 01, 2021
Debt Instrument [Line Items]
Total debt	$ 4,701,213	$ 5,501,213
Less current portion of long-term debt and debt issuance costs	(55,150)	(55,150)
Total long-term debt	4,646,063	5,446,063
Less long-term portion of debt issuance costs and debt discount	(47,026)	(64,901)
Total long-term debt, net	$ 4,599,037	$ 5,381,162
Credit Facilities: | Senior Secured Term Loan
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)	7.092%	2.75%	1.00%
Total debt	$ 4,201,213	$ 5,001,213
Senior Secured Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)	2.875%	2.875%	2.875%
Total debt	$ 500,000	$ 500,000